INTEREST-BEARING LOANS AND BORROWINGS (Schedule of carrying value of interest-bearing loans, borrowings and related balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 22, 2025	Dec. 31, 2024	Dec. 31, 2023
Senior secured term loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings		$ 101,900
Convertible note [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	$ 16,300		$ 15,400
Non Current Assets [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	249		166
Non Current Assets [Member] | Derivative Financial Asset [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	249		166
Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	108,225		210
Current Liabilities [Member] | Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	210		210	$ 210
Current Liabilities [Member] | Senior secured term loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	108,015		0
Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	19,650		91,263
Non Current Liabilities [Member] | Senior secured term loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	0		72,391
Non Current Liabilities [Member] | Derivative financial liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	3,320		1,658	$ 526
Non Current Liabilities [Member] | Contingent liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	0		1,813
Non Current Liabilities [Member] | Convertible note [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	$ 16,330		$ 15,401